Acquisitions and Strategic Investments (Acquisitions) (Details) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended			0 Months Ended				12 Months Ended		16 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] Fair Value Hedging [Member] Foreign Exchange Forward [Member] USD ($)	Dec. 18, 2013 Proteus Packaging and Transpak Corporation [Member] USD ($)	Dec. 31, 2013 Proteus Packaging and Transpak Corporation [Member] USD ($)	Nov. 07, 2013 Novia [Member] USD ($)	Jan. 16, 2013 Vertis [Member] USD ($)	Mar. 28, 2012 ManipalTech [Member] USD ($)	Sep. 08, 2011 Transcontinental [Member] USD ($) employees facilities	Sep. 08, 2011 Transcontinental [Member] CAD	Dec. 31, 2012 Transcontinental [Member] USD ($)	Dec. 31, 2011 Transcontinental [Member] USD ($)	Dec. 31, 2012 Transcontinental [Member] USD ($)	Dec. 31, 2012 Transcontinental [Member] Cash Settlement [Member] USD ($)	Mar. 02, 2012 Transcontinental [Member] Noncash Business Exchange of Net Assets [Member] USD ($)
Business Acquisition [Line Items]
Purchase price					$ 49.1		$ 13.5	$ 265.4		$ 63.6
Other	101.2	90.0				6.0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years				6 years			6 years
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets	63.0				24.0		13.0	25.6		4.6
Payments to Acquire Cost Method Investments	2.5	18.1	0						18.1
Business Acquisition, Percentage of Voting Interests Acquired										100.00%	100.00%
Business Acquisition, Estimated Number of People Employed										900	900
Business Acquisition, Number of Facilities Acquired										3	3
Deposit made on asset exchange	0	(50.0)	50.8								50.0
Deposit on Asset Exchange, Expectation for Refund When Transaction Closes											50.0
Foreign currency transaction gain (loss), before tax	(5.7)	0.4	(4.5)									1.6	(1.7)
Derivative Instruments, Loss Recognized in Income				0.5
Derivative Instruments, Gain Recognized in Income				2.2
Cash paid to Transcontinental														6.1
Business Acquisition, Cost of Acquired Entity, Estimated Cash Obligation Due, Contingent Upon Completion of Sale of Discontinued Operations, Payable in Monthly Installments													1.2		4.9
Purchase price payable on business exchange transaction	0	0	62.4													57.5
Fair value of the acquired Transcontinental Mexican operations										$ 63.6